ACCOUNTS PAYABLE, NON-CURRENT (Details) - Schedule of accounts payable, non-current - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts payable, non-current [Abstract]
Aircraft and engine maintenance	$ 392,347	$ 412,710
Fleet (JOL)	208,037	190,225
Provision for vacations and bonuses	15,036	15,868
Other sundry liabilities	36,180	307
Total accounts payable, non-current	$ 651,600	$ 619,110